Provision for income taxes expenses (Tables)	12 Months Ended
Dec. 31, 2022
Provision for income taxes expenses [Abstract]
Schedule of two enacted income taxes
	2022	2021	2020
IRES (state tax)	24.00%	24.00%	24.00%
IRAP (regional tax)	3.90%	3.90%	3.90%

Schedule of income tax expenses
	2022	2021	2020
	EUR	EUR	EUR
Current tax expenses	-	29,331	8,236
	-	29,331	8,236

Schedule of reconciliation income taxes at statutory rates
	2022	2021	2020
	EUR	EUR	EUR
(Loss) profit before tax for the year	(1,226,855)	(57,725)	10,744

Expected income tax recovery – IRES	(112,400)	(13,854)	2,579
Expected income tax recovery – IRAP	(18,265)	(2,251)	419
Expected income tax recovery – Ireland	(94,815)	-	-
Tax loss not recognized	225,480	-	-
Permanent differences	-	45,436	5,238
Current tax expenses	-	29,331	8,236